Note 14 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

14. Commitments and Contingencies

a) Time charters: As of June 30, 2022, future minimum contractual time charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancellable, time charter contracts, are as follows:

Year ending December 31,	Amount
2022	$426,802
2023	779,044
2024	705,932
2025	540,179
2026	283,862
2027 and thereafter	479,904
Total	$3,215,723

The above calculation includes the time charter arrangements of the Company’s vessels in operation as at June 30, 2022, but excludes the time charter arrangements of: 22 dry bulk vessels in operation for which their time charter rate is index-linked and five dry bulk vessels for which the Company had not secured employment as of June 30, 2022. These arrangements as at June 30, 2022, have remaining terms of up to 111 months.

(b) Capital Commitments: The Company had no capital commitments as of June 30, 2022.

(c) Debt guarantees with respect to entities formed under the Framework Deed: As of June 30, 2022 and following the transaction with York discussed in Note 7, Costamare does not guarantee any loan with respect to entities formed under the Framework Deed.

(d) Other: Various claims, suits, and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents or suppliers relating to the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or of any contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities not covered by insurance which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements.

The Company is covered for liabilities associated with the vessels’ operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.

A subsidiary of the Company and Costamare Shipping are parties to litigations pending in the United States Court for the Eastern District of California relating to liabilities associated with an oil spill that occurred in October 2021 off the coast of Long Beach, California. The oil spill was caused by the rupture of a pipeline owned by Amplify Energy Corp. and certain affiliates (“Amplify”).  Amplify and other claimants allegedly affected by the oil spill allege that a vessel owned by one of the Company’s subsidiaries, the containership COSCO Beijing, dragged its anchor across the pipeline many months prior to the rupture during a wind event and contributed to the spill.  Amplify and the other claimants also allege that a vessel owned by another containership company also dragged its anchor across the pipeline on the same day.  The Company believes that the claims against its subsidiary and Costamare Shipping are without merit.  In addition, the Company believes that adequate insurance is in place to cover any liability, if any should arise.